United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page
Report for the Calender Year or Quarter Ended: March 31, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing the Report:
Name:		Heritage Financial Management, LLC
Address: 	614 East High Street Charlottesville,VA 22902
13F File Number:  28-05526

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Russell J. Bell
Title: 		Managing Director
Phone: 		434-977-4420
Signature, Place, and Date of Signing:
Russell J Bell	Charlottesville, VA	April 22, 2004

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F Summary Page
Report Summary: Number of Other Included Managers: 0
Form 13FInformation Table Entry Total: 52
Form 13F Information Table Value Total: 111,438,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FORD MOTOR CAPITAL TRUST II 6. PFD              345395206      627 11820.00 SH       SOLE                 11820.00
ABBOTT LABS                    COM              002824100     1408    34250 SH       SOLE                    34250
ALLIANCE CAPITAL               COM              01855a101     4248   115431 SH       SOLE                   115431
AMBAC FINANCIAL                COM              023139108     1418    19226 SH       SOLE                    19226
AMERICAN EXPRESS CO.           COM              025816109     5050    97387 SH       SOLE                    97387
AMERICAN INT GROUP             COM              026874107     2960    41480 SH       SOLE                    41480
AMETEK INC                     COM              031100100      425    16570 SH       SOLE                    16570
AMGEN INC.                     COM              031162100     1622    27900 SH       SOLE                    27900
ANADARKO PETROLEUM CORP        COM              032511107     1092    21052 SH       SOLE                    21052
APACHE ENERGY CO.              COM              037411105     1414    32752 SH       SOLE                    32752
BERKSHIRE HATHAWAY CL B        COM              084670207     3559     1144 SH       SOLE                     1144
BRISTOL MYERS SQUIBB           COM              110122108      832    34340 SH       SOLE                    34340
BROWN-FORMAN                   COM              115637209     4480    94006 SH       SOLE                    94006
CHEVRON TEXACO CORPORATION     COM              166764100     1847    21045 SH       SOLE                    21045
CHUBB CORP.                    COM              171232101      417     6000 SH       SOLE                     6000
CITIGROUP INC                  COM              172967101     3045    58905 SH       SOLE                    58905
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1429    33739 SH       SOLE                    33739
CONOCOPHILLIPS                 COM              20825c104     1639    23484 SH       SOLE                    23484
CSX CORPORATION                COM              126408103     1906    62940 SH       SOLE                    62940
DISNEY-WALT CO.                COM              254687106     2330    93251 SH       SOLE                    93251
DOVER CORP                     COM              260003108     1669    43053 SH       SOLE                    43053
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      459    10880 SH       SOLE                    10880
EXXON MOBIL CORP.              COM              30231g102     2207    53076 SH       SOLE                    53076
GANNETT COMPANY INC.           COM              364730101     2438    27660 SH       SOLE                    27660
GENERAL ELECTRIC CO.           COM              369604103     1115    36545 SH       SOLE                    36545
GILLETTE COMPANY               COM              375766102      469    12000 SH       SOLE                    12000
IBM                            COM              459200101     1456    15850 SH       SOLE                    15850
JOHNSON & JOHNSON              COM              478160104     3796    74846 SH       SOLE                    74846
KIMBERLY CLARK CORP            COM              494368103      505     8000 SH       SOLE                     8000
LEHMAN BROTHERS HOLDINGS INC.  COM              524908100     1845    22264 SH       SOLE                    22264
MANPOWER INC.                  COM              56418H100     2087    44871 SH       SOLE                    44871
MARSH & MCLENNAN COS. INC.     COM              571748102     1991    43003 SH       SOLE                    43003
MERCK & CO.                    COM              589331107     1390    31463 SH       SOLE                    31463
MEREDITH CORPORATION           COM              589433101     6128   121200 SH       SOLE                   121200
MORGAN STANLEY                 COM              617446448     1897    33105 SH       SOLE                    33105
OMNICOM GROUP COM              COM              681919106     1283    15985 SH       SOLE                    15985
PENTAIR INC                    COM              709631105     4081    69171 SH       SOLE                    69171
PEPSICO INC                    COM              713448108     3945    73260 SH       SOLE                    73260
PFIZER INC.                    COM              717081103     5423   154731 SH       SOLE                   154731
PITNEY-BOWES, INC.             COM              724479100      218     5122 SH       SOLE                     5122
PROGRESSIVE CORP - OHIO        COM              743315103     5532    63151 SH       SOLE                    63151
SCHERING PLOUGH                COM              806605101      423    26106 SH       SOLE                    26106
SCHLUMBERGER LTD.              COM              806857108     3266    51153 SH       SOLE                    51153
SEALED AIR CORP                COM              81211k100     3128    62890 SH       SOLE                    62890
SHIRE PHARMACEUTICALS ADR      COM              82481R106      525    17895 SH       SOLE                    17895
TIME WARNER                    COM              887317105     1045    61976 SH       SOLE                    61976
TRANSOCEAN SEDCO FOREX INC.    COM              g90078109     2064    73990 SH       SOLE                    73990
VALEANT PHARMACEUTICALS INTERN COM              91911X104      495    20755 SH       SOLE                    20755
WALGREEN CO                    COM              931422109     1720    52210 SH       SOLE                    52210
WYETH                          COM              983024100     1743    46428 SH       SOLE                    46428
TELEFONICA DE ESPANA           COM              879382208     1806    39650 SH       SOLE                    39650
TOTAL S.A.                     COM              89151E109     3539    38463 SH       SOLE                    38463